Withholding Tax Receivable (Details) - Schedule of Withholding Tax Receivable Movement - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Withholding Tax Receivable Movement [Abstract]
Balance at January 1	$ 2,224,846	$ 2,691,096
Addition	376,265	401,941
Collection	(604,168)
Recovery of (Write off)/Allowance for uncollectible	32,980	(561,277)
Exchange difference	(158,496)	(73,713)
Balance at June 30	$ 1,871,427	$ 2,458,047